Pensions and post-retirement benefits - Contributions paid (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
United Kingdom Retirement Fund (UKRF) [member] | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Defined benefit contributions paid	£ 741	£ 1,124	£ 634